Group structure - Schedule of Significant Subsidiaries (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Dec. 23, 2024 USD ($)	Dec. 23, 2024 BRL (R$)	Aug. 01, 2024 USD ($)	Jul. 16, 2024 USD ($)	Jun. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024	Nov. 01, 2023 USD ($)	Apr. 03, 2023 right	Mar. 14, 2022 USD ($) $ / shares shares	Mar. 31, 2023	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 03, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Decrease in percentage ownership interests in subsidiaries										1.10%
Number of shares issued (in shares) | shares											153,586,168	148,253,938
Par value per share (USD per share) | $ / shares											$ 0.0001
Cash and cash equivalents											$ 33,418	$ 16,050		$ 26,519	$ 15,264
Short-term deposits											2,810	4,021
Number of contractual rights | right								4
Contingent consideration recognised as of acquisition date							$ 29,122				$ 121,238	$ 42,853
Proportion of SH Manco Holding Ltd. in Uliving Holding S.A.											43.19%
Patria Finance Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Brazilian Private Equity III, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PBPE General Partner IV, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PBPE General Partner V, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments UK Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments US LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments Colombia S.A.S. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Infrastructure II GP, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Infrastructure III SLP Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Infrastructure General Partner IV Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Pátria Investimentos Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Number of shares issued (in shares) | shares											153,586,168
Number of shares outstanding | shares											153,586,168
Patria Investments Latam S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments Uruguay S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments Cayman Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments Hong Kong, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Platam Investments Brazil Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PI General Partner V Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PPE General Partner VII, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PI Renewables General Partner, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Latam Growth Management Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											0.00%	100.00%
Patria SPAC LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Deposit per public share | $ / shares					$ 0.015
Total of deposits of public shares					$ 68
Public shares | shares					12,339,057
Patria Latin American Opportunity Acquisition Corp. [Member] | IPO
Disclosure of subsidiaries [line items]
Number of shares issued (in shares) | shares									23,000,000
Proceeds from issue of ordinary shares									$ 230,000
Patria Latin American Opportunity Acquisition Corp. [Member] | IPO | Class A Common Share [Member]
Disclosure of subsidiaries [line items]
Par value per share (USD per share) | $ / shares									$ 0.0001
Moneda Asset Management SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Moneda II SpA [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Moneda International Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Moneda USA Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
VBI Real Estate Gestão de Carteiras S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	50.00%
VBI Administração Fiduciaria e Gestão Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	50.00%
BREOF Partners Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	50.00%
VBI ND II Emp Imob Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											0.00%	50.00%
VBI DATA CENTER Emp Imob Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											0.00%	50.00%
Igah Partners LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
e.Bricks Ventures III GP, LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Igah Carry Holding Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
PEVC General Partner IV, Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											42.92%	13.20%
Patria Real Estate Latam S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											98.90%	98.90%
Patria Private Equity Latam S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Fund Advisor Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											0.00%	100.00%
VBI Holding Ltda (formerly NewCo BlueMacaw Partner Ltda.) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
BlueMacaw S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											0.00%	100.00%
VBI Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
KMP I Holding [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Hanuman GP Cayman, LLC (“Hanuman”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Pat HoldCo Mexico S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Pat HoldCo Servicios Corporativos S. de R.L. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
Patria Investments Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	100.00%
VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	50.00%
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary							50.74%				50.74%	50.74%
VBI Capital Ltda. (formerly Morc Gestora de Recursos de Crédito Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			50.00%								100.00%	50.00%
Loss recognized directly in retained earnings			$ 2,400
Move Capital S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	50.00%
SH Manco Holding Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											75.00%	0.00%
Patria Acquisitions Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Patria Energía Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Tria Comercializadora de Energía S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						66.67%					66.67%	0.00%
Sugrat Comercializadora de Energia S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											66.67%	0.00%
Pátria Holding Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Pátria Distribuidora de Títulos e Valores Mobiliários Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Patria Europe 1 (GP) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Patria Europe 2 Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Patria Private Equity (Europe) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Patria Capital Partners LLP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Nexus Capital Partners S.A.S [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%	0.00%
Value added to Patria’s Fee Earning AUM				$ 800,000
Patria Portfolio Investments Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary											100.00%
Blue Macaw | VBI Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary								100.00%
Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”) [Member]
Disclosure of subsidiaries [line items]
Percentage of purchase price settled at date of acquisition													50.00%
Igah IV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	42.92%	42.92%
Acquisition of additional stake of Igah IV	$ 3,900	R$ 24,300
Additional proportion of ownership interest in subsidiary, Igah IV	29.72%	29.72%